Share-Based Compensation to Employees (Details) - Schedule of compensation expense recognized for restricted ordinary shares - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Compensation Expense Recognized for Restricted Ordinary Shares [Abstract]
Cost of revenues			$ 448
Selling and marketing			355
General and administrative	$ 2	$ 4	4,578
Total	$ 2	$ 4	$ 5,381